PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 119	$ 142
Property, plant and equipment, revalued assets, at cost	11,061	12,700
Accumulated fair value adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 119	$ 142